UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)

ClearShares OCIO ETF
OCIO (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the ClearShares OCIO ETF for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://www.clear-shares.com/ocio. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares OCIO ETF	$28	0.54%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$149,515,666
Number of Holdings	43
Portfolio Turnover	11%
30-Day SEC Yield	1.64%
30-Day SEC Yield Unsubsidized	1.64%
Visit https://www.clear-shares.com/ocio for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Security Type Breakdown* (%)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	31.9%
Vanguard Growth ETF	6.1%
Invesco QQQ Trust Series 1	5.9%
Technology Select Sector SPDR Fund	5.4%
Invesco S&P 500 Momentum ETF	5.3%
SPDR Portfolio S&P 1500 Composite Stock Market ETF	4.9%
Vanguard Total Stock Market ETF	4.6%
iShares 3-7 Year Treasury Bond ETF	4.4%
SPDR Bloomberg 1-3 Month T-Bill ETF	4.4%
iShares Core S&P 500 ETF	4.3%
Sector Breakdown* (% of net assets)

Top Sectors	(%)
Domestic Equity	54.0%
Fixed Income	25.0%
Global Equity	20.8%
Money Market Funds	0.4%
Written Options	-0.2%
*	Excludes securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.clear-shares.com/ocio.
ClearShares OCIO ETF	PAGE 1	TSR-SAR-26922A727

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Clearshares, LLC documents not be householded, please contact Clearshares, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Clearshares, LLC or your financial intermediary.
ClearShares OCIO ETF	PAGE 2	TSR-SAR-26922A727

ClearShares Piton Intermediate Fixed Income ETF
PIFI (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the ClearShares Piton Intermediate Fixed Income ETF for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://www.clear-shares.com/pifi. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares Piton Intermediate Fixed Income ETF	$23	0.45%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$100,902,708
Number of Holdings	74
Portfolio Turnover	13%
Average Credit Quality	AA S&P / Aa1 Moody
Effective Duration	3.64 Years
30-Day SEC Yield	3.96%
30-Day SEC Yield Unsubsidized	3.96%
Visit https://www.clear-shares.com/pifi for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Security Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	55.4%
Federal Home Loan Banks	4.8%
Resolution Funding Corporation	2.1%
Tennessee Valley Authority	1.8%
Federal Farm Credit Banks Funding Corporation	1.4%
MetLife, Inc.	1.4%
Goldman Sachs Group, Inc.	1.2%
Anheuser-Busch InBev Worldwide, Inc.	1.2%
Bank of New York Mellon Corporation	1.2%
Cisco Systems, Inc.	1.2%
Sector Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.clear-shares.com/pifi.
ClearShares Piton Intermediate Fixed Income ETF	PAGE 1	TSR-SAR-26922A131

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Clearshares, LLC documents not be householded, please contact Clearshares, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Clearshares, LLC or your financial intermediary.
ClearShares Piton Intermediate Fixed Income ETF	PAGE 2	TSR-SAR-26922A131

ClearShares Ultra-Short Maturity ETF
OPER (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the ClearShares Ultra-Short Maturity ETF for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://www.clear-shares.com/oper. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares Ultra-Short Maturity ETF	$10	0.20%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$135,160,191
Number of Holdings	6
Portfolio Turnover	0%
Effective Duration	4.18 Days
30-Day SEC Yield	4.62%
30-Day SEC Yield Unsubsidized	4.62%
Visit https://www.clear-shares.com/oper for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Security Breakdown (%)

Top Issuers	(%)
Cantor Fitzgerald & Co., 4.75%, 12/02/2024	37.0%
Cantor Fitzgerald & Co., 4.75%, 12/06/2024	29.6%
Marex Capital Markets Inc., 4.63%, 12/02/2024	18.5%
Buckler Securities LLC, 4.64%, 12/02/2024	14.8%
Clear Street LLC, 4.64%, 12/02/2024	14.8%
First American Government Obligations Fund - Class X	0.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.clear-shares.com/oper.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Clearshares, LLC documents not be householded, please contact Clearshares, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Clearshares, LLC or your financial intermediary.
ClearShares Ultra-Short Maturity ETF	PAGE 1	TSR-SAR-26922A453

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ETF Series Solutions
ClearShares OCIO ETF (Ticker: OCIO)
ClearShares Piton Intermediate Fixed Income ETF (Ticker: PIFI)
ClearShares Ultra-Short Maturity ETF (Ticker: OPER)
Semi-Annual Financial Statements and Additional Information
November 30, 2024

ClearShares OCIO ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%(a)
Domestic Equity - 54.0%
Invesco QQQ Trust Series 1(b)	17,237	$ 8,786,388
Invesco S&P 500 Momentum ETF(c)	81,188	7,861,434
iShares Core S&P 500 ETF(b)	10,753	6,506,318
Schwab 1000 Index ETF(c)	159,662	4,665,324
SPDR Portfolio S&P 1500 Composite Stock Market ETF(c)	100,296	7,396,830
SPDR S&P 500 ETF Trust(b)	5,118	3,083,851
Technology Select Sector SPDR Fund(b)	34,700	8,110,431
Vanguard Growth ETF(b)	22,211	9,087,186
Vanguard Information Technology ETF(b)	9,578	5,959,911
Vanguard S&P 500 ETF(b)	11,026	6,102,340
Vanguard Total Stock Market ETF(b)	22,920	6,872,791
Vanguard Value ETF(c)	34,774	6,324,347
		80,757,151
Fixed Income - 25.0%
ClearShares Ultra-Short Maturity ETF(d)	59,587	5,966,714
iShares 1-3 Year Treasury Bond ETF(c)	46,600	3,836,112
iShares 3-7 Year Treasury Bond ETF(c)	55,833	6,539,719
iShares Core U.S. Aggregate Bond ETF	33,185	3,291,952
iShares Intermediate Government/Credit Bond ETF	43,602	4,597,395
SPDR Bloomberg 1-3 Month T-Bill ETF(c)	71,000	6,516,380
Vanguard Intermediate-Term Treasury ETF(c)	33,185	1,958,911
Vanguard Short-Term Corporate Bond ETF(c)	23,530	1,850,634
Vanguard Total Bond Market ETF	39,343	2,895,645
		37,453,462
Global Equity - 20.8%
Cambria Emerging Shareholder Yield ETF	40,132	1,313,520
Conductor Global Equity Value ETF	54,568	719,266
iShares Core MSCI Total International Stock ETF	20,637	1,426,842
iShares Currency Hedged MSCI EAFE ETF	133,094	4,683,578
iShares MSCI EAFE ETF(b)	61,600	4,864,552
iShares MSCI Emerging Markets ex China ETF	18,428	1,064,586
iShares MSCI USA Min Vol Factor ETF	60,786	5,747,316
Schwab International Equity ETF(c)	233,288	4,574,778
Vanguard FTSE Developed Markets ETF(c)	93,217	4,688,815
Vanguard FTSE Emerging Markets ETF(b)(c)	43,070	1,962,700
		31,045,953
TOTAL EXCHANGE-TRADED FUNDS (Cost $111,766,104)		149,256,566
	Units
SHORT-TERM INVESTMENTS - 32.3%
Investments Purchased with Proceeds from Securities Lending - 31.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50%(e)(f)	47,701,980	47,701,980

The accompanying notes are an integral part of these financial statements.

1

ClearShares OCIO ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - (Continued)
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.56%(e)	544,690	$544,690
TOTAL SHORT-TERM INVESTMENTS (Cost $48,246,670)		48,246,670
TOTAL INVESTMENTS - 132.1% (Cost $160,012,774)		$197,503,236
Liabilities in Excess of Other Assets - (32.1)%		(47,987,570)
TOTAL NET ASSETS - 100.0%		$149,515,666

Percentages are stated as a percent of net assets.
(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $46,864,433 which represented 31.3% of net assets.
(d)	Affiliated company as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(f)	Privately offered liquidity fund.
The accompanying notes are an integral part of these financial statements.

2

ClearShares OCIO ETF
Schedule of Written Options
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Call Options - (0.2)%
Invesco QQQ Trust Series 1, Expiration: 12/20/2024; Exercise Price: $525.00(a)(b)	$(8,767,528)	(172)	$(32,680)
iShares Core S&P 500 ETF, Expiration: 12/20/2024; Exercise Price: $620.00(a)(b)	(6,474,249)	(107)	(11,770)
iShares MSCI EAFE ETF, Expiration: 12/20/2024; Exercise Price: $81.00(a)(b)	(4,864,552)	(616)	(28,336)
SPDR S&P 500 ETF, Expiration: 12/20/2024; Exercise Price: $614.00(a)(b)	(3,073,005)	(51)	(9,206)
Technology Select Sector SPDR Fund, Expiration: 12/20/2024; Exercise Price: $245.00(a)(b)	(8,110,431)	(347)	(26,719)
Vanguard FTSE Emerging Markets ETF, Expiration: 12/20/2024; Exercise Price: $48.00(a)(b)	(1,959,510)	(430)	(5,375)
Vanguard Growth ETF, Expiration: 12/20/2024; Exercise Price: $420.00(a)(b)	(9,082,686)	(222)	(37,185)
Vanguard Information Technology ETF, Expiration: 12/20/2024; Exercise Price: $635.00(a)(b)	(5,911,375)	(95)	(41,325)
Vanguard S&P 500 ETF, Expiration: 12/20/2024; Exercise Price: $570.00(a)(b)	(6,087,950)	(110)	(6,875)
Vanguard Total Stock Market ETF, Expiration: 12/20/2024; Exercise Price: $305.00(a)(b)	(6,866,794)	(229)	(30,915)
Total Call Options			(230,386)
TOTAL WRITTEN OPTIONS (Premiums received $166,809)			$(230,386)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

3

ClearShares Piton Intermediate Fixed Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 55.4%
United States Treasury Note/Bond
2.63%, 04/15/2025	$1,525,000	$1,515,297
2.75%, 05/15/2025	1,835,000	1,821,476
3.50%, 09/15/2025	1,000,000	993,256
4.50%, 03/31/2026	1,000,000	1,002,656
4.88%, 04/30/2026	1,200,000	1,209,797
4.13%, 06/15/2026	5,000,000	4,990,918
4.50%, 07/15/2026	1,000,000	1,004,082
3.50%, 09/30/2026	1,125,000	1,111,113
2.25%, 02/15/2027	600,000	576,141
4.13%, 02/15/2027	1,650,000	1,648,421
2.75%, 04/30/2027	3,000,000	2,905,430
4.50%, 05/15/2027	2,200,000	2,217,961
4.38%, 07/15/2027	1,350,000	1,358,332
2.75%, 07/31/2027	2,026,000	1,955,604
3.38%, 09/15/2027	2,000,000	1,961,484
3.63%, 05/31/2028	1,500,000	1,476,211
4.13%, 07/31/2028	2,275,000	2,275,489
1.13%, 08/31/2028	1,150,000	1,031,451
3.75%, 12/31/2028	1,700,000	1,676,990
1.88%, 02/28/2029	1,967,000	1,797,730
4.13%, 10/31/2029	975,000	976,638
4.00%, 02/28/2030	2,060,000	2,049,700
3.50%, 04/30/2030	1,500,000	1,456,318
3.75%, 05/31/2030	2,500,000	2,455,762
4.13%, 03/31/2031	1,350,000	1,349,736
4.13%, 07/31/2031	2,000,000	1,999,297
1.38%, 11/15/2031	3,000,000	2,502,363
1.88%, 02/15/2032	2,775,000	2,385,091
3.50%, 02/15/2033	3,025,000	2,885,212
3.38%, 05/15/2033	2,500,000	2,358,203
4.00%, 02/15/2034	1,000,000	985,156
TOTAL U.S. TREASURY SECURITIES (Cost $57,224,203)		55,933,315
CORPORATE BONDS - 32.7%
Communications - 4.0%
Alphabet, Inc., 2.00%, 08/15/2026	1,000,000	962,287
Amazon.com, Inc., 3.60%, 04/13/2032	1,000,000	940,518
Cisco Systems, Inc., 5.05%, 02/26/2034	1,169,000	1,192,421
Verizon Communications, Inc., 3.15%, 03/22/2030	1,000,000	925,737
		4,020,963
Consumer, Cyclical - 4.9%
Costco Wholesale Corporation, 1.38%, 06/20/2027	1,000,000	929,881
Home Depot, Inc., 2.88%, 04/15/2027	1,000,000	968,695
McDonald’s Corporation, 4.80%, 08/14/2028	1,000,000	1,008,829

The accompanying notes are an integral part of these financial statements.

4

ClearShares Piton Intermediate Fixed Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Cyclical - (Continued)
NIKE, Inc., 2.75%, 03/27/2027	$1,000,000	$966,337
Target Corporation, 3.38%, 04/15/2029	1,100,000	1,054,511
		4,928,253
Consumer, Non-cyclical - 6.2%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 06/15/2034	1,200,000	1,222,367
Bristol-Myers Squibb Company, 3.25%, 02/27/2027	1,000,000	976,214
J M Smucker Company, 3.50%, 03/15/2025	1,000,000	995,024
Pfizer, Inc., 2.75%, 06/03/2026	1,000,000	975,604
Sysco Corporation, 5.95%, 04/01/2030	1,000,000	1,052,755
Yale University, Series 2020, 0.87%, 04/15/2025	1,000,000	984,780
		6,206,744
Energy - 1.9%
Chevron Corp., 2.24%, 05/11/2030	1,000,000	888,809
Exxon Mobil Corp., 2.99%, 03/19/2025	1,000,000	995,255
		1,884,064
Financial - 11.2%
American Express Company, 4.05%, 05/03/2029	1,000,000	983,729
Bank of America Corporation, Series MTN, 5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,000,000	1,004,212
Bank of New York Mellon Corporation, Series MTN, 6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	1,100,000	1,213,999
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	1,000,000	984,120
BlackRock, Inc., 3.20%, 03/15/2027	1,000,000	975,262
Citigroup, Inc., 4.60%, 03/09/2026	1,000,000	997,235
Goldman Sachs Group, Inc., 3.80%, 03/15/2030	1,313,000	1,249,841
JPMorgan Chase & Company, 4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	1,075,000	1,074,512
MetLife, Inc., 4.55%, 03/23/2030	1,400,000	1,401,177
Private Export Funding Corporation, Series PP, 1.40%, 07/15/2028	685,000	618,640
US Bancorp, Series MTN, 2.22% to 01/27/2027 then SOFR + 0.73%, 01/27/2028	880,000	834,150
		11,336,877
Industrial - 2.6%
General Dynamics Corporation, 1.15%, 06/01/2026	1,000,000	954,824
Honeywell International, Inc., 1.75%, 09/01/2031	1,000,000	837,129
Waste Management, Inc., 1.50%, 03/15/2031	1,000,000	830,156
		2,622,109
Technology - 0.9%
Apple, Inc., 3.35%, 08/08/2032	1,000,000	936,367
Utilities - 1.0%
Florida Power & Light Company, 4.80%, 05/15/2033	1,000,000	999,176
TOTAL CORPORATE BONDS (Cost $33,634,083)		32,934,553

The accompanying notes are an integral part of these financial statements.

5

ClearShares Piton Intermediate Fixed Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES - 10.0%
Federal Farm Credit Banks Funding Corporation, 4.50%, 08/14/2026	$1,400,000	$1,407,043
Federal Home Loan Banks
1.00%, 03/23/2026	1,696,500	1,624,736
0.90%, 02/26/2027	300,000	278,691
3.25%, 11/16/2028	3,000,000	2,916,418
Resolution Funding Corporation, 0.00%, 01/15/2030(a)	2,600,000	2,082,134
Tennessee Valley Authority
3.88%, 03/15/2028	250,000	247,684
Series A, 2.88%, 02/01/2027	1,565,000	1,523,332
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $10,255,808)		10,080,038
MUNICIPAL BONDS - 1.0%
City of Austin, TX Electric Utility Revenue, Class A, 2.68%, 11/15/2025	325,000	318,953
Massachusetts School Building Authority, Class B, 1.75%, 08/15/2030	785,000	695,979
TOTAL MUNICIPAL BONDS (Cost $1,056,047)		1,014,932

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.56%(b)	144,797	144,797
TOTAL SHORT-TERM INVESTMENTS (Cost $144,797)		144,797
TOTAL INVESTMENTS - 99.2% (Cost $102,314,938)		$100,107,635
Other Assets in Excess of Liabilities - 0.8%		795,073
TOTAL NET ASSETS - 100.0%		$100,902,708

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)	Zero coupon bonds make no periodic interest payments.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

6

ClearShares Ultra-Short Maturity ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

	Par	Value
REPURCHASE AGREEMENTS - 99.9%
Repurchase Agreements - 99.9%
Buckler Securities LLC, 4.64%, dated 11/22/2024, matures 12/02/2024, repurchase price $10,012,889 (collateralized by various U.S. government treasury notes, and mortgage-backed securities: total value $10,227,250)	$10,000,000	$10,000,000
Cantor Fitzgerald & Co., 4.75%, dated 11/22/2024, matures 12/02/2024, repurchase price $50,065,972 (collateralized by various U.S. government mortgage-backed securities: total value $55,044,858)	50,000,000	50,000,000
Cantor Fitzgerald & Co., 4.75%, dated 11/22/2024, matures 12/06/2024, repurchase price $40,073,889 (collateralized by various U.S. government mortgage-backed securities: total value $44,051,194)	40,000,000	40,000,000
Clear Street LLC, 4.64%, dated 11/22/2024, matures 12/02/2024, repurchase price $10,012,889 (collateralized by various U.S. government mortgage-backed securities: total value $10,313,276)	10,000,000	10,000,000
Marex Capital Markets Inc., 4.63%, dated 11/29/2024, matures 12/02/2024, repurchase price $25,009,646 (collateralized by various U.S. government mortgage-backed securities: total value $25,759,936)	25,000,000	25,000,000
		135,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $135,000,000)		135,000,000

	Shares
SHORT-TERM INVESTMENTS – 0.0%(a)
Money Market Funds - 0.0%(a)
First American Government Obligations Fund - Class X, 4.56%(b)	41,600	41,600
TOTAL SHORT-TERM INVESTMENTS (Cost $41,600)		41,600
TOTAL INVESTMENTS - 99.9% (Cost $135,041,600)		$135,041,600
Other Assets in Excess of Liabilities - 0.1%		118,591
TOTAL NET ASSETS - 100.0%		$135,160,191

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

7

CLEARSHARES ETFs
Statements of Assets and Liabilities
November 30, 2024 (Unaudited)

	ClearShares OCIO ETF	ClearShares Piton Intermediate Fixed Income ETF	ClearShares Ultra-Short Maturity ETF
ASSETS:
Investments in unaffiliated securities, at value	$191,536,522	$100,107,635	$135,041,600
Investments in affiliated securities, at value	5,966,714	—
Securities lending income receivable	8,141	—	—
Interest receivable	2,381	832,143	140,377
Total assets	197,513,758	100,939,778	135,181,977

LIABILITIES:
Written option contracts, at value	230,386	—	—
Payable upon return of securities loaned (See Note 4)	47,701,980	—	—
Payable to adviser, net of waiver	65,726	37,070	21,786
Total liabilities	47,998,092	37,070	21,786
NET ASSETS	$149,515,666	$100,902,708	$135,160,191

Net Assets Consists of:
Paid-in capital	$113,232,396	$108,981,225	$134,950,695
Total distributable earnings/(accumulated losses)	36,283,270	(8,078,517)	209,496
Total net assets	$149,515,666	$100,902,708	$135,160,191
Net assets	$149,515,666	$100,902,708	$135,160,191
Shares issued and outstanding	4,300,000	1,075,000	1,350,000
Net asset value per share	$34.77	$93.86	$100.12

Cost:
Investments in unaffiliated securities, at cost	$154,044,525	$102,314,938	$135,041,600
Investments in affiliated securities, at cost	$5,968,249	$—	$—

Proceeds:
Written options premium	$166,809	$—	$—

Loaned Securities:
at value (included in investments)	$46,864,433	$—	$—

The accompanying notes are an integral part of these financial statements.

8

CLEARSHARES ETFs
Statements of Operations
For the Period Ended November 30, 2024

	ClearShares OCIO ETF	ClearShares Piton Intermediate Fixed Income ETF	ClearShares Ultra-Short Maturity ETF
INVESTMENT INCOME:
Dividend income - unaffiliated securities	$1,346,941	$—	$—
Dividend income - affiliated securities	151,435	—	—
Interest income	16,942	1,722,015	3,773,494
Securities lending income, net (See Note 4)	73,451	—	—
Total investment income	1,588,769	1,722,015	3,773,494
EXPENSES:
Investment advisory fee	395,885	224,012	141,443
Total expenses	395,885	224,012	141,443
Less advisory fee waived (See Note 3)	(5,971)	—	—
Net expenses	389,914	224,012	141,443
Net investment income	1,198,855	1,498,003	3,632,051
REALIZED AND UNREALIZED GAIN
Net realized loss from:
Investments - unaffiliates	(637,296)	(487,727)	—
In-kind redemptions - affiliated securities	114	—	—
In-kind redemptions - unaffiliated securities	396,905	—	—
Written option contracts expired or closed	119,860	—	—
Net realized loss	(120,417)	(487,727)	—
Net change in unrealized appreciation on:
Investments - unaffiliated securities	11,283,592	2,496,387	—
Investments - affiliated securities	709	—	—
Written option contracts	(63,576)	—	—
Net change in unrealized appreciation	11,220,725	2,496,387	—
Net realized and unrealized gain	11,100,308	2,008,660	—
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,299,163	$3,506,663	$3,632,051

The accompanying notes are an integral part of these financial statements.

9

CLEARSHARES ETFs
Statements of Changes in Net Assets

	ClearShares OCIO ETF		ClearShares Piton Intermediate Fixed Income ETF
	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
OPERATIONS:
Net investment income	$1,198,855	$3,072,537	$1,498,003	$2,536,095
Net realized loss	(120,417)	(151,844)	(487,727)	(4,796,458)
Net change in unrealized appreciation	11,220,725	14,109,119	2,496,387	3,785,902
Net increase in net assets from operations	12,299,163	17,029,812	3,506,663	1,525,539
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(956,175)	(3,036,818)	(942,862)	(2,451,890)
Total distributions to shareholders	(956,175)	(3,036,818)	(942,862)	(2,451,890)
CAPITAL TRANSACTIONS:
Subscriptions	4,950,920	1,540,855	2,390,370	2,292,098
Redemptions	(1,694,465)	(6,078,430)	—	(38,911,125)
ETF transaction fees (See Note 10)	—	—	718	12,360
Net increase (decrease) in net assets from capital transactions	3,256,455	(4,537,575)	2,391,088	(36,606,667)
Net increase (decrease) in net assets	14,599,443	9,455,419	4,954,889	(37,533,018)
NET ASSETS:
Beginning of the period	134,916,223	125,460,804	95,947,819	133,480,837
End of the period	$149,515,666	$134,916,223	$100,902,708	$95,947,819
SHARES TRANSACTIONS
Subscriptions	150,000	50,000	25,000	25,000
Redemptions	(50,000)	(200,000)	—	(425,000)
Total increase/(decrease) in shares outstanding	100,000	(150,000)	25,000	(400,000)

The accompanying notes are an integral part of these financial statements.

10

CLEARSHARES ETFs
Statements of Changes in Net Assets

	ClearShares Ultra-Short Maturity ETF
	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
OPERATIONS:
Net investment income	$3,632,051	$10,301,594
Net change in unrealized appreciation	—	1,999
Net increase in net assets from operations	3,632,051	10,303,593
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,543,000)	(10,424,424)
Total distributions to shareholders	(3,543,000)	(10,424,424)
CAPITAL TRANSACTIONS:
Subscriptions	15,023,645	70,236,250
Redemptions	(35,097,720)	(155,473,230)
Net decrease in net assets from capital transactions	(20,074,075)	(85,236,980)
Net decrease in net assets	(19,985,024)	(85,357,811)
NET ASSETS:
Beginning of the period	155,145,215	240,503,026
End of the period	$135,160,191	$155,145,215
SHARES TRANSACTIONS
Subscriptions	150,000	700,000
Redemptions	(350,000)	(1,550,000)
Total decrease in shares outstanding	(200,000)	(850,000)

The accompanying notes are an integral part of these financial statements.

11

ClearShares OCIO ETF
Financial Highlights

	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$32.12	$28.84	$29.76	$32.12	$26.46	$25.66
INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.28	0.72	0.58	0.46	0.42	0.59
Net realized and unrealized gain (loss) on investments(h)	2.59	3.27	(0.49)	(1.88)	5.96	1.04
Total from investment operations	2.87	3.99	0.09	(1.42)	6.38	1.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.71)	(0.53)	(0.49)	(0.48)	(0.83)
Net realized gains	—	—	(0.48)	(0.45)	(0.24)	—
Total distributions	(0.22)	(0.71)	(1.01)	(0.94)	(0.72)	(0.83)
ETF transaction fees per share	—	—	—	—	—	0.00(c)
Net asset value, end of period	$34.77	$32.12	$28.84	$29.76	$32.12	$26.46
Total return(d)	8.96%	13.98%	0.47%	−4.65%	24.38%	6.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$149,516	$134,916	$125,461	$126,481	$126,865	$104,532
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)(f)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
After expense reimbursement/recoupment(e)(f)	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment(e)(f)	1.66%	2.36%	2.01%	1.44%	1.43%	2.17%
After expense reimbursement/recoupment(e)(f)	1.67%	2.37%	2.02%	1.45%	1.44%	2.18%
Portfolio turnover rate(d)(g)	11%	70%	36%	51%	24%	50%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange-traded funds in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

12

ClearShares Piton Intermediate Fixed Income ETF
Financial Highlights

	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31,			Period Ended May 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$91.38	$92.06	$93.80	$99.19	$100.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.41	2.33	1.42	0.71	0.07
Net realized and unrealized gain (loss) on investments(g)	1.95	(0.71)	(1.86)	(5.75)	(0.94)
Total from investment operations	3.36	1.62	(0.44)	(5.04)	(0.87)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.88)	(2.31)	(1.30)	(0.40)	(0.02)
Total distributions	(0.88)	(2.31)	(1.30)	(0.40)	(0.02)
ETF transaction fees per share	0.00(c)	0.01	0.00(c)	0.05	0.08
Net asset value, end of period	$93.86	$91.38	$92.06	$93.80	$99.19
Total return(d)	3.68%	1.81%	−0.45%	−5.05%	−0.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$100,903	$95,948	$133,481	$133,668	$32,237
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.45%	0.45%	0.45%	0.45%	0.45%
After expense reimbursement/recoupment(e)	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment(e)	3.01%	2.56%	1.55%	0.73%	0.10%
After expense reimbursement/recoupment(e)	3.01%	2.56%	1.55%	0.73%	0.11%
Portfolio turnover rate(d)(f)	13%	34%	21%	42%	80%

(a)	Inception date of the Fund was October 1, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

13

ClearShares Ultra-Short Maturity ETF
Financial Highlights

	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$100.09	$100.21	$100.10	$100.08	$100.09	$100.48
INVESTMENT OPERATIONS:
Net investment income(a)	2.58	5.29	3.53	0.39	0.42	1.25
Net realized and unrealized gain (loss) on investments(e)	—	0.01	(0.05)	—	—	0.29
Total from investment operations	2.58	5.30	3.48	0.39	0.42	1.54
LESS DISTRIBUTIONS FROM:
Net investment income	(2.55)	(5.42)	(3.37)	(0.37)	(0.43)	(1.93)
Total distributions	(2.55)	(5.42)	(3.37)	(0.37)	(0.43)	(1.93)
Net asset value, end of period	$100.12	$100.09	$100.21	$100.10	$100.08	$100.09
Total return(b)	2.60%	5.43%	3.54%	0.39%	0.42%	1.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$135,160	$155,145	$240,503	$200,198	$120,099	$115,109
Ratio of expenses to average net assets(c)	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets(c)	5.14%	5.27%	3.52%	0.39%	0.42%	1.25%
Portfolio turnover rate(b)(d)	0%	0%	0%	0%	0%	0%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

14

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
ClearShares OCIO ETF, ClearShares Piton Intermediate Fixed Income ETF and ClearShares Ultra-Short Maturity ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). ClearShares OCIO ETF is a diversified “fund of funds” that seeks to outperform a traditional 60/40 mix of global equity and fixed-income investments and commenced operations on June 26, 2017. ClearShares Piton Intermediate Fixed Income ETF is a non-diversified fund that seeks current income consistent with the long-term preservation of capital and commenced operations on October 1, 2020. ClearShares Ultra-Short Maturity ETF is a diversified fund that seeks current income and commenced operations on July 10, 2018.
The end of the reporting period for the Funds is November 30, 2024. The period covered by these Notes to Financial Statements for the Funds is the six-months ended November 30, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator.
The Funds price repurchase agreements at cost, which approximates fair value.
Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security

15

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
ClearShares OCIO ETF

	Level 1	Level 2	Level 3	Total
Assets^
Exchange-Traded Funds	$149,256,566	$—	$ —	$149,256,566
Investments Purchased with Proceeds from Securities Lending	—	—	—	47,701,980(a)
Money Market Funds	544,690	—	—	544,690
Total Investments	$149,801,256	$—	$—	$197,503,236
Liabilities^
Written Options	$—	$(230,386)	$—	$(230,386)
Total Investments	$—	$(230,386)	$—	$(230,386)

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

16

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
ClearShares Piton Intermediate Fixed Income ETF

	Level 1	Level 2	Level 3	Total
Assets^
U.S. Treasury Securities	$—	$55,933,315	$ —	$55,933,315
Corporate Bonds	—	32,934,553	—	32,934,553
U.S. Government Agency Issues	—	10,080,038	—	10,080,038
Municipal Bonds	—	1,014,932	—	1,014,932
Money Market Funds	144,797	—	—	144,797
Total Investments	$144,797	$99,962,838	$—	$100,107,635

ClearShares Ultra-Short Maturity ETF

	Level 1	Level 2	Level 3	Total
Assets^
Repurchase Agreements	$—	$135,000,000	$ —	$135,000,000
Money Market Funds	41,600	—	—	41,600
Total Investments	$41,600	$135,000,000	$—	$135,041,600

^	See Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the

17

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as interest income on the Statements of Operations.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by ClearShares Ultra-Short Maturity ETF on a monthly basis and by ClearShares OCIO ETF and ClearShares Piton Intermediate Fixed Income ETF on a quarterly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to differing book and tax treatments of redemptions in-kind.

For the fiscal year ended May 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
ClearShares OCIO ETF	$(1,056,942)	$1,056,942
ClearShares Piton Intermediate Fixed Income ETF	—	—
ClearShares Ultra-Short Maturity ETF	—	—

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
ClearShares LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Blueprint Investment Partners, LLC serves as the sub-adviser for ClearShares OCIO ETF. Piton Investment Management, LP serves as the sub-adviser for ClearShares Piton Intermediate Fixed Income ETF and ClearShares Ultra-Short Maturity ETF (each, respectively, the “Sub-Adviser”). Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any

18

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below.

ClearShares OCIO ETF	0.55%
ClearShares Piton Intermediate Fixed Income ETF	0.45%
ClearShares Ultra-Short Maturity ETF	0.20%

The Adviser is responsible for paying the sub-advisers. The Adviser has contractually agreed to waive the proportionate amount of the ClearShares OCIO ETF’s management fee and the ClearShares Piton Intermediate Fixed Income ETF’s management fee as applied to the net assets of each Fund invested in ClearShares Ultra-Short Maturity ETF, for which the Adviser also serves as investment adviser, at least through September 30, 2025, resulting in $5,971 waived from ClearShares OCIO ETF and $0 waived from ClearShares Piton Intermediate Fixed Income ETF during the current fiscal period. As a result, the Adviser receives a management fee of 0.35% from assets of ClearShares OCIO ETF invested in ClearShares Ultra-Short Maturity ETF and 0.25% from assets of ClearShares Piton Intermediate Fixed Income ETF invested in ClearShares Ultra-Short Maturity ETF. The contractual arrangement for ClearShares OCIO ETF may only be changed or eliminated by the Board upon 60 days’ written notice to the Adviser. The fee waivers during the current fiscal period are not subject to recoupment by the Adviser.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.
The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the ClearShares OCIO ETF.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – SECURITIES LENDING
ClearShares OCIO ETF may lend up to 33 1∕3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. ClearShares OCIO ETF receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. ClearShares OCIO ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of ClearShares OCIO ETF. ClearShares OCIO ETF has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

19

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
As of the end of the current fiscal period, ClearShares OCIO ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. ClearShares OCIO ETF could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although ClearShares OCIO ETF is indemnified from this risk by contract with the Securities Lending Agent. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the ClearShares OCIO ETF were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$46,864,433	$47,701,980

*
The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by ClearShares OCIO ETF on the investment of cash collateral received from borrowers for the securities loaned to it (“Securities Lending Income, net”) is reflected in the Statement of Operations. Net securities lending income earned on collateral investments and recognized by ClearShares OCIO ETF during the current fiscal period was $73,451.
NOTE 5 – REPURCHASE AGREEMENTS
The Funds may invest in repurchase agreements to generate income from excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Funds acquire a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Funds and is unrelated to the interest rate on the underlying collateral instruments. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including an amount representing accrued interest. The fair value of the underlying collateral instruments is marked to market daily by the Funds’ Tri-Party Custodian, The Bank of New York Mellon. If the fair value of the instruments is less than 102% of the repurchase price, the seller will transfer additional securities to The Bank of New York Mellon to cure the deficit. In the event of a seller default, the seller’s obligation to repurchase all securities at the repurchase price on the maturity date becomes immediately due and payable to the Funds, all income paid after the default will be retained by the Funds and applied to the aggregate unpaid repurchase price, and The Bank of New York Mellon will deliver the underlying collateral instruments to the Funds. The Funds could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Funds are seeking to enforce their rights under the repurchase agreement; (b) possible reduced levels or income or lack of access to income during this period; and (c) expenses of enforcing their rights.
Due to the absence of a master netting agreement related to the Funds’ participation in repurchase agreements, no additional offsetting disclosures have been made on behalf of the Funds.

20

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
As of the end of the current fiscal period, the Funds had repurchase agreements with the following weighted average maturity by seller.

Fund Name	Seller	Weighted Average Days to Maturity
ClearShares OCIO ETF	N/A	N/A
ClearShares Piton Intermediate Fixed Income ETF	N/A	N/A
ClearShares Ultra-Short Maturity ETF	Buckler Securities LLC	0.15
	Cantor Fitgerald & Co.	2.52
	Clear Street LLC	0.15
	Marex Capital Markets Inc.	0.37

NOTE 6 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ClearShares OCIO ETF	$16,502,864	$15,560,951
ClearShares Piton Intermediate Fixed Income ETF	$16,163,968	$12,994,344
ClearShares Ultra-Short Maturity ETF	$—	$—

There were no purchases or sales of U.S. Government securities in ClearShares OCIO ETF or ClearShares Ultra-Short Maturity ETF during the current fiscal period. Included in the amounts for ClearShares Piton Intermediate Fixed Income ETF are $12,918,278 of purchases and $10,363,969 of sales in long-term U.S. Government securities during the current fiscal period.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Creations	Redemptions
ClearShares OCIO ETF	$4,920,862	$1,686,374
ClearShares Piton Intermediate Fixed Income ETF	—	—
ClearShares Ultra-Short Maturity ETF	—	—

NOTE 7 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in ClearShares Ultra-Short Maturity ETF	ClearShares OCIO ETF
Value at May 31, 2024	$5,827,284
Purchases at Cost	207,934
Proceeds from Sales	(69,327)
Net Realized Gain (Loss)	114
Change in Unrealized Appreciation (Depreciation)	709
Value at November 30, 2024	5,966,714
Shares held at November 30, 2024	59,587
Dividend Income	$151,435

ClearShares Piton Intermediate Fixed Income ETF did not invest in ClearShares Ultra-Short Maturity ETF during the current fiscal period.

21

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
NOTE 8 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of May 31, 2024 in the Funds, were as follows:

	ClearShares OCIO ETF	ClearShares Piton Intermediate Fixed Income ETF	ClearShares Ultra-Short Maturity ETF
Tax cost of investments	$153,146,910	$100,063,233	$155,099,226
Gross tax unrealized appreciation	$27,149,377	$109,829	$—
Gross tax unrealized depreciation	(953,020)	(4,869,002)	—
Net tax unrealized appreciation (depreciation)	26,196,357	(4,759,173)	—
Undistributed ordinary income	236,153	525,630	120,445
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(1,492,228)	(6,408,775)	—
Distributable Earnings (accumulated deficit)	$24,940,282	$(10,642,318)	$120,445

The difference between book and tax-basis cost is attributable to wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2024, the Funds did not have any Post-October losses or late-year ordinary losses.
At May 31, 2024, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
ClearShares OCIO ETF	$1,375,935	$116,293	Indefinite
ClearShares Piton Intermediate Fixed Income ETF	$875,690	$5,533,085	Indefinite
ClearShares Ultra-Short Maturity ETF	$—	$—	N/A

During the year ended May 31, 2024, no capital loss carryforwards were utilized by the Funds.
The tax character of distributions paid by the Funds during the fiscal years ended May 31, 2024 and May 31, 2023, was as follows:

	Year Ended May 31, 2024		Year Ended May 31, 2023
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
ClearShares OCIO ETF	$3,036,818	$ —	$2,324,680	$2,110,016
ClearShares Piton Intermediate Fixed Income ETF	$2,451,890	$—	$1,851,816	$—
ClearShares Ultra-Short Maturity ETF	$10,424,424	$—	$8,282,598	$—

NOTE 9 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the current fiscal period, there is one shareholder who owned, of record or beneficially, more than 25% of ClearShares OCIO ETF’s shares.

22

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
NOTE 10 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
The ClearShares OCIO ETF is expected to typically write (sell) covered call options on approximately 1 to 10% of its total assets. A covered call option is a strategy whereby the Fund writes (sells) call options on a security that the Fund already owns principally for the purpose of generating income for the Fund in the form of a premium paid to the Fund by the buyer of the call option.
A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a losing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
The average monthly value of outstanding written options during the current fiscal period was as follows:

Written Options	Average Value
ClearShares OCIO ETF	$(57,967)

The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period, was as follows:

		Liability Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
ClearShares OCIO ETF	Equity Contracts - Written Options	Written option contracts, at value	$(230,386)

The effect of derivative instruments on the Statements of Operations for the current fiscal period was as follows:

Fund	Derivatives Investment Type	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
ClearShares OCIO ETF	Equity Contracts - Written Options	$119,860	$(63,576)

NOTE 11 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units.

23

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
Therefore, they are unable to purchase or redeem shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which have no front end-sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $300 and is payable to the Custodian. The standard fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the Creation Order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 12 – RISKS
Interest rate risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.
Investment Company Risk. The risks of investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

24

CLEARSHARES ETFs
Federal Tax Information (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended May 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ClearShares OCIO ETF	41.99%
ClearShares Piton Intermediate Fixed Income ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2024, was as follows:

ClearShares OCIO ETF	2.38%
ClearShares Piton Intermediate Fixed Income ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%

SHORT-TERM CAPITAL GAIN
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

ClearShares OCIO ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%

FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
ClearShares OCIO ETF	$43,870	0.01044524	12.67%
ClearShares Piton Intermediate Fixed Income ETF	—	—	—
ClearShares Ultra-Short Maturity ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

25

CLEARSHARES ETFs
Information About Portfolio Holdings (Unaudited)
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.clear-shares.com daily.

26

CLEARSHARES ETFs
Information About Proxy Voting (Unaudited)
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.clear-shares.com
When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

27

CLEARSHARES ETFs
Frequency Distribution of Premiums and Discounts (Unaudited)
Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) their daily net asset value (NAV) is available, without charge, on the Funds’ website at www.clear-shares.com.

28

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/7/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	2/7/2025

* Print the name and title of each signing officer under his or her signature.